Notes to the consolidated statements of cash flows	12 Months Ended
Dec. 31, 2020
Notes to the consolidated statements of cash flows
Notes to the consolidated statements of cash flows

16. Notes to the consolidated statements of cash flows

Changes in liabilities arising from financing activities

								Foreign
	January 1,				New	Accrued	Paid	Exchange	December 31,
in thousands of EUR	2020	Cash flows	Reclassification	Disposals	Leases	interest	Interest	Movements	2020
Convertible loans (Note 12)	65,018	(69,889)	(126)	—	—	10,637	(5,640)	—	—
EIB loan (Note 12)	—	25,000	—	—	—	189	—	—	25,189
Lease Liabilities (Note 4.2)	14,130	(2,996)	—	(43)	19,310	—	—	(316)	30,086
Total liabilities from financing activities	79,148	(47,885)	(126)	(43)	19,310	10,826	(5,640)	(316)	55,275

						Foreign
	January 1,	Cash		New	Accrued	Exchange	December 31,
in thousands of EUR	2019	flows	Reclassification	leases	interest	Movements	2019
Convertible loans (Note 12)	—	69,889	(7,604)	—	2,733	—	65,018
Lease liabilities (Note 2)	15,810	(1,910)	—	153	—	77	14,130
Total liabilities from financing activities	15,810	67,979	(7,604)	153	2,733	77	79,148

The reclassification of €7,604k results from an amount recorded as a component of equity.